Long-term debt - Term Loan Credit Facilities (Details)		1 Months Ended				2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 15, 2020 USD ($)	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jul. 31, 2021 USD ($)	Dec. 14, 2020 USD ($)	Mar. 06, 2020 USD ($)	Feb. 28, 2020 USD ($)
Debt Instrument [Line Items]
Carrying amount, gross		$ 4,345,500,000					$ 4,345,500,000	$ 4,345,500,000	$ 3,748,100,000
Number of vessels secured by first-priority mortgages | vessel		65					65	65
Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings													$ 185,000,000
Number of vessels secured by first-priority mortgages | vessel		52					52	52
Face value of debt		$ 1,511,365,000					$ 1,511,365,000	$ 1,511,365,000
Line of Credit | Term Loan Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		4,052,103,000	$ 633,088,000		$ 6,500,000		4,052,103,000	4,052,103,000	2,833,850,000	$ 6,500,000		$ 100,000,000	135,000,000
Credit facilities, aggregate borrowings undrawn		$ 1,710,224,000					$ 1,710,224,000	$ 1,710,224,000	$ 250,000,000
Interest rate		7.70%			3.80%		7.70%	7.70%	7.70%			7.70%
Increase in borrow capacity					$ 79,540,000	$ 100,000,000
Extension to term					2 years
Early prepayment of credit facility				$ 59,961,000
Amount drawn of credit facility							$ 0
Carrying amount, gross		$ 2,341,800,000					$ 2,341,800,000	$ 2,341,800,000	$ 2,583,800,000				$ 135,000,000
Weighted average rate of interest, including the margin		1.90%					1.90%	1.90%	2.30%
Line of Credit | Term Loan Credit Facility | 3.39% Term Loan Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 1,077,137,000					$ 1,077,137,000	$ 1,077,137,000
Amount drawn of credit facility		$ 0
Line of Credit | Term Loan Credit Facility | Minimum
Debt Instrument [Line Items]
Interest rate margin								0.40%	0.40%
Line of Credit | Term Loan Credit Facility | Maximum
Debt Instrument [Line Items]
Interest rate margin								3.50%	4.30%
Line of Credit | Term Loan Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin			1.40%
Line of Credit | Term Loan Credit Facility | London Interbank Offered Rate (LIBOR) | 3.39% Term Loan Facility
Debt Instrument [Line Items]
Interest rate margin		3.39%
Line of Credit | Term Loan Credit Facility | Three Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate		0.20%					0.20%	0.20%	0.20%
Line of Credit | Term Loan Credit Facility | Six Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate		0.20%					0.20%	0.20%	0.30%
Line of Credit | Term Loan Credit Facility | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin								0.70%	0.70%
Carrying amount, gross		$ 27,198,000					$ 27,198,000	$ 27,198,000	$ 39,970,000
Line of Credit | Sustainability-linked Term Loan Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings	$ 200,000,000
Line of credit facility subsequently upsized amount											$ 250,000,000
Line of Credit | Sustainability-linked Term Loan Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin	2.25%
Line of Credit | Fixed Rate Term Loan Credit Facility
Debt Instrument [Line Items]
Interest rate		3.80%					3.80%	3.80%	3.80%
Carrying amount, gross		$ 921,000,000					$ 921,000,000	$ 921,000,000	$ 0
Number of long-term credit facilities | vessel								2